Income tax - Summary of analysis of other comprehensive income by item (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Comprehensive Income, Exchange Differences On Translation [Abstract]
Other comprehensive income, before tax, exchange differences on translation of foreign operations	R$ (99,474)	R$ 147,671	R$ (41,160)
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	(99,474)	147,671	(41,160)
Other Comprehensive Income, Gains (Losses) On Net Investment Hedge [Abstract]
Other comprehensive income, before tax, hedges of net investments in foreign operations	70,908	(136,598)	41,477
Income tax relating to hedges of net investments in foreign operations included in other comprehensive income			(6,874)
Other comprehensive income, net of tax, hedges of net investments in foreign operations	70,908	(136,598)	34,603
Other Comprehensive Income, Changes In The Fair Value Of Financial Assets At Fair Value [Abstract]
Other comprehensive income, before tax, financial assets measured at fair value through other comprehensive income	682,244	(1,894,661)	905,670
Income tax relating to financial assets measured at fair value through other comprehensive income included in other comprehensive income	(296,818)	728,007	(349,289)
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	385,426	(1,166,654)	556,381
Other comprehensive income, before tax, changes in discount rates	(12,954)
Other comprehensive income, other	(12,954)	0	0
Balance
Total other comprehensive income, before tax	640,724	(1,883,588)	905,987
Income tax relating to components of other comprehensive income	(296,818)	728,007	(356,163)
Total other comprehensive income	R$ 343,906	R$ (1,155,581)	R$ 549,824